BALANCE SHEET - TKB CRITICAL TECHNOLOGIES 1 - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 124,237	$ 750,562
Prepaid expenses – current	336,075	416,760
Total Current Assets	460,312	1,167,322
Non-current assets
Cash and marketable securities held in Trust Account	237,987,827	234,603,942
Prepaid expenses – non-current	0	322,740
TOTAL ASSETS	238,448,139	236,094,004
Current liabilities
Accounts payable and accrued expenses	1,581,635	42,598
Accrued offering costs	78,000	311,068
Total Current Liabilities	1,659,635	353,666
Non-current liabilities:
Warrant Liabilities	482,825	10,680,000
Deferred underwriter fee payable	8,800,000	8,800,000
Total Liabilities	10,942,460	19,833,666
Class A ordinary shares subject to possible redemption; $0.0001 par value; 200,000,000 shares authorized; 23,000,000 shares issued and outstanding at redemption value of $10.35 and $10.20 per share at December 31, 2022 and December 31, 2021 respectively.	237,987,827	234,600,000
SHAREHOLDERS’ DEFICIT
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(10,482,723)	(18,340,237)
Total Shareholders’ Deficit	(10,482,148)	(18,339,662)
LIABILITIES, CLASS A SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS’ DEFICIT	238,448,139	236,094,004
Common Class A
SHAREHOLDERS’ DEFICIT
Common stock	0	0
Common Class B
SHAREHOLDERS’ DEFICIT
Common stock	$ 575	$ 575